Schedule of Investments
(unaudited)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
9.95%, 01/10/39
(a) (b)
................ USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,371 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.9%
Airbus SE ......................... 14,055 3,299,534
BAE Systems plc .................... 130,599 3,697,171
Boeing Co. (The)
(c)
................... 12,377 2,675,165
Dassault Aviation SA ................. 817 282,233
GE Aerospace ...................... 43,674 15,725,697
General Dynamics Corp. ............... 25,337 9,714,712
HEICO Corp. , Class A ................. 5,310 1,366,157
Honeywell Aerospace, Inc.
(c)
............ 59,060 12,210,064
Howmet Aerospace, Inc. ............... 14,454 4,079,786
Kongsberg Gruppen ASA .............. 20,113 628,591
L3Harris Technologies, Inc. ............. 7,257 2,010,624
Leonardo SpA ...................... 12,737 811,787
Lockheed Martin Corp. ................ 14,772 8,608,235
Northrop Grumman Corp. .............. 11,903 6,457,139
Rheinmetall AG ..................... 1,540 2,035,802
Rolls-Royce Holdings plc .............. 535,946 10,691,940
RTX Corp. ........................ 89,341 19,227,970
Saab AB , Class B ................... 38,163 2,398,080
Safran SA ......................... 12,672 4,979,860
Singapore Technologies Engineering Ltd. .... 54,300 426,678
Thales SA ......................... 2,525 718,818
112,046,043
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. ........... 4,662 688,717
Deutsche Post AG ................... 143,078 9,557,868
DSV A/S .......................... 7,956 1,719,459
Expeditors International of Washington, Inc. .. 36,282 6,091,385
FedEx Corp. ....................... 45,872 14,101,053
United Parcel Service, Inc. , Class B ....... 119,334 12,436,989
44,595,471
Automobile Components — 0.1%
Bridgestone Corp. ................... 18,300 451,926
Cie Generale des Etablissements Michelin SCA 30,550 1,234,846
Continental AG ..................... 11,373 945,816
Denso Corp. ....................... 200,300 2,459,464
Sumitomo Electric Industries Ltd. ......... 256,100 3,389,509
8,481,561
Automobiles — 0.7%
General Motors Co. .................. 19,975 1,774,979
Honda Motor Co. Ltd. ................. 67,900 684,406
Mercedes-Benz Group AG .............. 40,853 2,208,889
Renault SA ........................ 3,825 120,779
Tesla, Inc.
(c)
........................ 95,886 29,840,682
Toyota Motor Corp. .................. 247,100 4,676,289
39,306,024
Banks — 5.5%
ANZ Group Holdings Ltd. .............. 90,282 2,359,527
Banca Monte dei Paschi di Siena SpA ...... 119,020 1,594,081
Banco Bilbao Vizcaya Argentaria SA ....... 136,274 3,820,021
Banco BPM SpA .................... 21,748 397,079
Banco de Sabadell SA ................ 130,163 499,725
Security
Shares
Shares Value
Banks (continued)
Banco Santander SA ................. 279,580 $ 3,976,264
Bank Hapoalim BM .................. 43,263 1,050,338
Bank Leumi Le-Israel BM .............. 66,659 1,575,040
Bank of America Corp. ................ 495,897 30,720,819
Bank of Ireland Group plc .............. 11,494 241,373
Barclays plc ....................... 599,047 4,117,571
BNP Paribas SA .................... 62,709 7,968,353
BOC Hong Kong Holdings Ltd. ........... 213,000 1,416,464
BPER Banca SpA ................... 35,298 573,565
CaixaBank SA ...................... 40,389 586,705
Citigroup, Inc. ...................... 142,509 18,875,317
Citizens Financial Group, Inc. ........... 50,488 3,617,465
Commerzbank AG
(c)
.................. 28,086 1,237,198
Commerzbank AG ................... 22,562 984,019
Commonwealth Bank of Australia ......... 101,846 12,731,242
Credit Agricole SA ................... 63,202 1,412,278
Danske Bank A/S .................... 108,967 6,271,018
DBS Group Holdings Ltd. .............. 63,760 3,678,744
DNB Bank ASA ..................... 151,177 4,867,689
Erste Group Bank AG ................. 6,548 855,975
FinecoBank Banca Fineco SpA .......... 23,610 646,840
First Citizens BancShares, Inc. , Class A ..... 485 1,060,525
First Horizon Corp. ................... 25,789 661,230
HSBC Holdings plc .................. 560,725 11,940,813
Huntington Bancshares, Inc. ............ 25,416 433,089
ING Groep NV ...................... 105,623 3,711,757
Intesa Sanpaolo SpA ................. 1,356,703 10,255,742
Israel Discount Bank Ltd. , Class A ........ 25,021 261,132
Japan Post Bank Co. Ltd. .............. 195,000 3,770,351
JPMorgan Chase & Co. ............... 175,402 61,704,670
Lloyds Banking Group plc .............. 1,103,270 1,705,233
Mitsubishi UFJ Financial Group, Inc. ....... 735,800 16,435,195
Mizuho Financial Group, Inc. ............ 77,150 3,999,780
National Australia Bank Ltd. ............. 173,382 5,020,443
NatWest Group plc ................... 564,443 5,324,183
Nordea Bank Abp ................... 215,312 4,345,676
PNC Financial Services Group, Inc. (The) ... 14,194 3,546,655
Resona Holdings, Inc. ................ 138,400 1,876,816
Skandinaviska Enskilda Banken AB , Class A . 163,088 3,821,560
Societe Generale SA ................. 50,729 4,768,357
Standard Chartered plc ................ 69,575 2,057,166
Sumitomo Mitsui Financial Group, Inc. ...... 215,200 9,246,915
Sumitomo Mitsui Trust Group, Inc. ........ 527,200 5,421,030
Svenska Handelsbanken AB , Class A ...... 436,734 6,677,911
Swedbank AB , Class A ................ 126,544 5,061,756
Truist Financial Corp. ................. 94,463 4,896,962
UniCredit SpA ...................... 52,186 4,921,759
United Overseas Bank Ltd. ............. 48,800 1,650,372
US Bancorp ....................... 116,489 7,339,972
Wells Fargo & Co. ................... 242,196 20,937,844
Westpac Banking Corp. ............... 82,086 2,176,697
Zions Bancorp NA ................... 5,453 380,074
331,486,375
Beverages — 0.3%
Anheuser-Busch InBev SA/NV ........... 21,975 1,908,616
Brown-Forman Corp. , Class A ........... 1,028 30,038
Coca-Cola Co. (The) ................. 114,586 10,036,588
Coca-Cola HBC AG .................. 12,063 813,406
Constellation Brands, Inc. , Class A ........ 11,052 1,439,302
Diageo plc ........................ 34,042 747,846
PepsiCo, Inc. ...................... 28,204 3,936,150
18,911,946

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology — 0.8%
AbbVie, Inc. ....................... 70,552 $ 17,704,319
Amgen, Inc. ....................... 26,338 10,144,344
Biogen, Inc.
(c)
...................... 3,778 766,745
CSL Ltd. .......................... 15,750 1,361,749
Genmab A/S
(c)
...................... 3,563 1,025,568
Gilead Sciences, Inc. ................. 52,139 6,789,019
Natera, Inc.
(c)
....................... 3,357 898,870
Neurocrine Biosciences, Inc.
(c)
........... 5,497 916,900
Regeneron Pharmaceuticals, Inc. ......... 7,501 5,720,488
Roivant Sciences Ltd.
(c)
................ 11,147 377,995
United Therapeutics Corp.
(c)
............. 3,099 1,604,383
Vertex Pharmaceuticals, Inc.
(c)
........... 3,809 1,817,274
49,127,654
Broadline Retail — 2.8%
Amazon.com, Inc.
(c)
.................. 538,529 146,253,706
eBay, Inc. ......................... 25,026 2,853,214
Etsy, Inc.
(c)
........................ 9,940 811,899
MercadoLibre, Inc.
(c)
.................. 3,269 6,139,019
Next plc .......................... 2,102 420,942
Prosus NV , Class N .................. 83,347 3,873,369
Sea Ltd. , ADR, Class A
(c)
............... 51,694 5,517,818
Wesfarmers Ltd. .................... 68,620 4,298,037
170,168,004
Building Products — 0.2%
Cie de Saint-Gobain SA ............... 5,144 483,470
Johnson Controls International plc ........ 30,326 4,447,611
Kingspan Group plc .................. 1,676 155,774
Louisiana-Pacific Corp. ................ 75,060 5,436,596
Nitto Boseki Co. Ltd. .................. 18,000 309,154
Trane Technologies plc ................ 6,426 2,923,508
13,756,113
Capital Markets — 2.3%
3i Group plc ....................... 27,177 1,046,254
Ameriprise Financial, Inc. .............. 11,624 6,344,844
Amundi SA
(b) (d)
...................... 2,815 307,594
Ares Management Corp. , Class A ......... 7,047 902,650
Bank of New York Mellon Corp. (The) ...... 2,636 412,086
Blackstone, Inc. , Class A ............... 25,074 3,203,204
Charles Schwab Corp. (The) ............ 179,080 18,846,379
CME Group, Inc. , Class A .............. 27,942 7,482,588
Daiwa Securities Group, Inc. ............ 55,700 623,096
Deutsche Bank AG (Registered) .......... 178,551 6,571,751
Deutsche Boerse AG ................. 17,378 5,234,553
Euronext NV
(b) (d)
..................... 5,128 937,634
FactSet Research Systems, Inc. .......... 1,660 436,912
Goldman Sachs Group, Inc. (The) ........ 21,552 21,948,126
Hong Kong Exchanges & Clearing Ltd. ..... 20,300 1,057,688
Houlihan Lokey, Inc. , Class A ............ 8,938 1,121,630
Interactive Brokers Group, Inc. , Class A ..... 10,150 893,099
Intercontinental Exchange, Inc. .......... 24,324 3,708,924
Investec plc ....................... 119,022 1,041,702
Jefferies Financial Group, Inc. ........... 40,675 2,220,855
Julius Baer Group Ltd. ................ 4,236 372,432
London Stock Exchange Group plc ........ 33,898 3,813,271
Macquarie Group Ltd. ................. 50,431 8,952,453
Marex Group Ltd. .................... 60,269 3,912,663
Morgan Stanley ..................... 74,376 15,650,198
MSCI, Inc. , Class A .................. 2,703 1,546,765
Nasdaq, Inc. ....................... 21,322 2,008,319
Nomura Holdings, Inc. ................ 325,100 3,145,179
Robinhood Markets, Inc. , Class A
(c)
........ 28,452 2,462,805
S&P Global, Inc. .................... 11,035 4,545,648
SBI Holdings, Inc. ................... 29,600 558,797
Security
Shares
Shares Value
Capital Markets (continued)
Schroders plc ...................... 61,141 $ 484,972
St. James's Place plc ................. 19,183 272,569
State Street Corp. ................... 3,596 662,239
UBS Group AG (Registered) ............ 155,820 8,236,279
140,966,158
Chemicals — 0.6%
Air Liquide SA ...................... 8,155 1,606,605
Air Products & Chemicals, Inc. ........... 12,747 3,758,963
Albemarle Corp. .................... 24,953 2,935,471
Arkema SA ........................ 2,623 178,659
BASF SE ......................... 34,878 2,024,795
CF Industries Holdings, Inc. ............. 10,444 1,307,484
Corteva, Inc. ....................... 28,076 2,209,862
Croda International plc ................ 3,304 143,038
Dow, Inc. ......................... 156,116 4,728,754
Linde plc ......................... 19,632 9,391,556
LyondellBasell Industries NV , Class A ...... 82,111 5,097,451
Sherwin-Williams Co. (The) ............. 4,417 1,505,534
Shin-Etsu Chemical Co. Ltd. ............ 35,900 1,279,840
Sika AG (Registered) ................. 3,209 721,995
36,890,007
Commercial Services & Supplies — 0.7%
Brambles Ltd. ...................... 192,503 2,642,624
Cintas Corp. ....................... 4,912 1,005,143
Clean Harbors, Inc.
(c)
................. 1,763 551,607
Copart, Inc.
(c)
....................... 29,475 858,312
GFL Environmental, Inc.
(e)
.............. 17,498 722,588
Republic Services, Inc. , Class A .......... 45,278 9,533,283
Securitas AB , Class B ................. 21,273 341,737
Veralto Corp. ....................... 31,207 2,938,763
Waste Connections, Inc. ............... 32,547 5,447,717
Waste Management, Inc. ............... 72,834 16,500,543
40,542,317
Communications Equipment — 1.0%
Arista Networks, Inc.
(c)
................ 59,499 10,730,645
Ciena Corp.
(c)
...................... 4,547 1,714,446
Cisco Systems, Inc. .................. 209,799 24,334,586
Lumentum Holdings, Inc.
(c)
............. 6,349 4,532,805
Motorola Solutions, Inc. ............... 26,647 11,611,430
Nokia OYJ ........................ 292,000 2,698,936
Telefonaktiebolaget LM Ericsson , Class B ... 133,944 1,317,565
Viavi Solutions, Inc.
(c)
................. 10,029 370,572
57,310,985
Construction & Engineering — 0.4%
AECOM .......................... 28,213 2,042,339
API Group Corp.
(c)
................... 34,395 1,364,794
Bouygues SA ...................... 5,267 296,689
Comfort Systems USA, Inc. ............. 1,176 2,034,116
Eiffage SA ........................ 3,884 552,031
EMCOR Group, Inc. .................. 426 339,705
Everus Construction Group, Inc.
(c)
......... 1,084 135,966
Ferrovial NV ....................... 33,625 2,202,640
Fluor Corp.
(c)
....................... 15,524 778,839
MasTec, Inc.
(c)
...................... 9,353 2,460,774
Obayashi Corp. ..................... 27,400 538,528
Quanta Services, Inc. ................. 5,434 3,626,434
Shimizu Corp. ...................... 61,800 910,366
Skanska AB , Class B ................. 59,289 1,663,665
Stantec, Inc. ....................... 3,044 214,818
Vinci SA .......................... 15,590 2,201,197
21,362,901

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.1%
Heidelberg Materials AG ............... 6,150 $ 1,144,915
Holcim AG ........................ 26,580 2,414,107
3,559,022
Consumer Finance — 0.5%
Ally Financial, Inc. ................... 99,615 4,316,318
American Express Co. ................ 29,648 9,969,140
Capital One Financial Corp. ............. 52,491 10,971,144
OneMain Holdings, Inc. ................ 28,443 1,779,963
27,036,565
Consumer Staples Distribution & Retail — 0.9%
Casey's General Stores, Inc. ............ 1,002 872,742
Coles Group Ltd. .................... 89,410 1,510,402
Costco Wholesale Corp. ............... 17,589 16,742,793
Dollar General Corp. ................. 20,619 2,619,644
Koninklijke Ahold Delhaize NV ........... 80,404 3,185,786
Kroger Co. (The) .................... 32,559 1,879,957
Loblaw Cos. Ltd. .................... 54,870 2,575,878
Seven & i Holdings Co. Ltd. ............. 58,500 775,717
Sysco Corp. ....................... 10,552 899,452
Tesco plc ......................... 290,079 1,909,346
Walmart, Inc. ....................... 164,569 18,300,073
51,271,790
Containers & Packaging — 0.0%
Ball Corp. ......................... 5,528 358,767
Diversified REITs — 0.0%
Land Securities Group plc .............. 16,160 153,923
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 240,356 5,588,277
Comcast Corp. , Class A ............... 252,403 6,047,576
Deutsche Telekom AG (Registered) ....... 282,836 8,728,604
Liberty Capital Corp. , Class C
(c)
.......... 28 649
NTT, Inc. ......................... 2,295,200 2,199,981
Orange SA ........................ 49,644 948,582
Singapore Telecommunications Ltd. ....... 560,000 1,937,543
Telecom Italia SpA
(c)
.................. 41,446 351,954
Telia Co. AB ....................... 429,522 1,990,494
Telstra Group Ltd. ................... 363,040 1,281,667
Verizon Communications, Inc. ........... 201,026 9,410,027
38,485,354
Electric Utilities — 1.1%
Acciona SA ........................ 1,051 289,072
Chubu Electric Power Co., Inc. ........... 41,800 723,770
CK Infrastructure Holdings Ltd.
(e)
......... 47,000 374,898
CLP Holdings Ltd. ................... 43,000 427,521
Constellation Energy Corp. ............. 3,766 989,516
Duke Energy Corp. .................. 50,146 6,289,813
Edison International .................. 68,896 5,054,899
EDP SA .......................... 912,445 4,698,456
Endesa SA ........................ 8,292 403,779
Enel SpA ......................... 236,988 2,676,402
Exelon Corp. ....................... 111,949 5,129,503
Iberdrola SA ....................... 329,665 7,830,732
Kansai Electric Power Co., Inc. (The) ...... 70,900 1,073,743
NextEra Energy, Inc. ................. 172,093 14,958,324
NRG Energy, Inc. .................... 13,920 1,869,317
PG&E Corp. ....................... 135,196 2,349,706
SSE plc .......................... 29,172 921,644
Terna - Rete Elettrica Nazionale .......... 33,640 385,653
Tokyo Electric Power Co. Holdings, Inc.
(c)
.... 60,700 195,959
Xcel Energy, Inc. .................... 89,960 7,034,872
63,677,579
Security
Shares
Shares Value
Electrical Equipment — 1.6%
ABB Ltd. (Registered) ................. 199,086 $ 19,641,613
AMETEK, Inc. ...................... 15,547 3,757,865
Bloom Energy Corp. , Class A
(c)
........... 11,393 2,344,793
Eaton Corp. plc ..................... 22,906 9,510,571
Emerson Electric Co. ................. 10,873 1,628,993
Fujikura Ltd. ....................... 94,900 2,408,217
Furukawa Electric Co. Ltd. .............. 43,000 820,523
GE Vernova, Inc. .................... 17,070 16,904,250
Generac Holdings, Inc.
(c)
............... 1,963 386,927
Legrand SA ....................... 8,372 1,272,789
Mitsubishi Electric Corp. ............... 78,200 2,817,008
Nextpower, Inc. , Class A
(c) (e)
............. 4,912 441,441
nVent Electric plc .................... 10,519 1,618,138
Prysmian SpA ...................... 5,293 730,399
Rockwell Automation, Inc. .............. 8,726 4,189,178
Schneider Electric SE ................. 19,296 6,483,178
Siemens Energy AG .................. 66,933 11,435,039
Vertiv Holdings Co. , Class A ............ 30,936 7,473,210
Vestas Wind Systems A/S .............. 73,039 1,966,025
95,830,157
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A .............. 74,623 11,991,916
Arrow Electronics, Inc.
(c)
............... 2,782 602,498
Celestica, Inc.
(c)
..................... 1,552 513,554
Coherent Corp.
(c)
.................... 11,380 2,991,688
Corning, Inc. ....................... 30,453 4,210,127
Flex Ltd.
(c)
......................... 22,225 2,528,094
Hexagon AB , Class B ................. 105,642 1,042,747
Ibiden Co. Ltd. ...................... 7,600 760,326
Jabil, Inc. ......................... 15,689 4,942,819
Keyence Corp. ..................... 1,900 953,015
Keysight Technologies, Inc.
(c)
............ 11,522 3,676,440
Kyocera Corp. ...................... 26,600 606,661
Murata Manufacturing Co. Ltd. ........... 158,200 7,208,282
Taiyo Yuden Co. Ltd. ................. 4,500 278,285
TDK Corp. ........................ 19,800 380,724
TE Connectivity plc .................. 24,445 5,028,092
Teledyne Technologies, Inc.
(c)
............ 3,666 2,403,320
TTM Technologies, Inc.
(c)
............... 3,228 372,640
50,491,228
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 51,584 3,120,316
Halliburton Co. ..................... 233,122 7,518,184
Saipem SpA
(e)
...................... 366,233 1,776,761
SLB Ltd. .......................... 77,743 3,855,275
TechnipFMC plc ..................... 41,951 3,006,209
19,276,745
Entertainment — 0.9%
Electronic Arts, Inc. .................. 9,605 2,015,705
Netflix, Inc.
(c)
....................... 307,724 22,066,888
Nintendo Co. Ltd. .................... 57,800 2,757,186
Spotify Technology SA
(c)
............... 24,721 12,359,017
Walt Disney Co. (The) ................ 109,704 10,552,428
Warner Bros Discovery, Inc.
(c)
............ 106,184 2,792,639
52,543,863
Financial Services — 1.6%
Berkshire Hathaway, Inc. , Class B
(c)
....... 89,111 45,583,841
Block, Inc. , Class A
(c)
................. 14,789 1,201,458
Edenred SE ....................... 5,256 173,053
EXOR NV ......................... 4,263 341,385
Fidelity National Information Services, Inc. ... 48,533 2,172,822
Fiserv, Inc.
(c)
....................... 19,209 1,036,134
Groupe Bruxelles Lambert NV ........... 12,752 1,150,190

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Investor AB , Class B .................. 11,466 $ 495,307
M&G plc .......................... 76,477 369,438
Mastercard, Inc. , Class A ............... 34,031 19,503,166
ORIX Corp. ........................ 127,000 5,125,638
PayPal Holdings, Inc. ................. 36,044 2,062,077
Visa, Inc. , Class A ................... 45,602 16,696,260
95,910,769
Food Products — 0.5%
Archer-Daniels-Midland Co. ............. 47,440 3,760,569
Bunge Global SA .................... 6,468 687,096
Chocoladefabriken Lindt & Spruengli AG .... 113 1,304,255
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 7 824,254
Conagra Brands, Inc. ................. 100,838 1,463,159
Danone SA ........................ 3,673 285,708
Darling Ingredients, Inc.
(c)
.............. 9,912 601,064
Hershey Co. (The) ................... 4,263 746,238
Kerry Group plc , Class A ............... 1,829 174,614
Mondelez International, Inc. , Class A ....... 13,194 822,118
Mowi ASA ......................... 14,597 312,598
Nestle SA (Registered) ................ 168,165 16,808,272
Tyson Foods, Inc. , Class A ............. 27,098 1,570,600
29,360,545
Gas Utilities — 0.0%
Brookfield Infrastructure Corp. , Class A ..... 10,595 447,879
Snam SpA ........................ 47,547 322,408
770,287
Ground Transportation — 0.5%
Canadian National Railway Co. .......... 6,978 887,276
Canadian Pacific Kansas City Ltd. ........ 18,157 1,612,804
CSX Corp. ........................ 143,252 7,219,901
Fedex Freight Holding Co., Inc.
(c)
......... 15,921 2,237,378
Norfolk Southern Corp. ................ 9,887 3,316,891
TFI International, Inc. ................. 6,064 819,247
Uber Technologies, Inc.
(c)
.............. 62,560 4,401,722
Union Pacific Corp. .................. 31,283 9,138,703
XPO, Inc.
(c) (e)
....................... 3,721 747,809
30,381,731
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 48,354 5,111,018
Boston Scientific Corp.
(c)
............... 62,581 2,924,410
EssilorLuxottica SA .................. 6,569 1,243,656
Medtronic plc ...................... 57,731 4,929,650
Penumbra, Inc.
(c)
.................... 571 183,400
Stryker Corp. ...................... 3,869 1,260,133
15,652,267
Health Care Providers & Services — 1.0%
Cardinal Health, Inc. .................. 25,392 5,840,922
Centene Corp.
(c)
.................... 30,706 1,910,527
Cigna Group (The) ................... 17,006 4,745,524
CVS Health Corp. ................... 98,742 10,311,627
Elevance Health, Inc. ................. 9,545 3,587,393
Encompass Health Corp. .............. 25,764 2,861,608
HCA Healthcare, Inc. ................. 8,854 3,564,532
Humana, Inc. ...................... 2,921 1,062,835
McKesson Corp. .................... 9,139 7,824,721
Tenet Healthcare Corp.
(c)
............... 6,491 1,653,777
UnitedHealth Group, Inc. ............... 42,091 17,442,510
Universal Health Services, Inc. , Class B .... 8,191 1,379,692
62,185,668
Security
Shares
Shares Value
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc. ....... 39,023 $ 2,007,733
Medical Properties Trust, Inc. ............ 12,685 58,732
2,066,465
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc. , Class A
(c)
................. 21,728 3,292,227
Aristocrat Leisure Ltd. ................. 101,075 4,542,823
Booking Holdings, Inc. ................ 32,844 6,335,608
Chipotle Mexican Grill, Inc. , Class A
(c)
...... 19,498 725,716
Compass Group plc .................. 10,391 329,975
Expedia Group, Inc. .................. 6,912 2,037,243
Galaxy Entertainment Group Ltd. ......... 150,000 654,149
McDonald's Corp. ................... 6,896 1,866,333
Super Group SGHC Ltd. ............... 69,116 967,624
Viking Holdings Ltd.
(c)
................. 19,495 2,034,303
22,786,001
Household Durables — 0.4%
Barratt Redrow plc ................... 63,317 251,635
Berkeley Group Holdings plc
(c)
........... 7,381 348,625
Garmin Ltd. ........................ 9,963 2,926,930
Lennar Corp. , Class B ................ 237 19,126
Panasonic Holdings Corp. .............. 268,600 7,102,447
Persimmon plc ..................... 7,491 112,441
Sekisui House Ltd. ................... 130,700 2,861,322
Sony Group Corp. ................... 377,100 8,812,402
Taylor Wimpey plc ................... 237,023 249,562
22,684,490
Household Products — 0.4%
Colgate-Palmolive Co. ................ 13,004 1,187,265
Essity AB , Class B ................... 15,990 464,521
Procter & Gamble Co. (The) ............ 153,509 22,180,515
Reckitt Benckiser Group plc ............. 12,262 865,420
Reynolds Consumer Products, Inc. ........ 1,148 28,631
Unicharm Corp. ..................... 139,700 886,111
25,612,463
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) .................... 6,889 101,131
Orsted A/S
(b) (c) (d)
..................... 46,664 1,040,391
RWE AG ......................... 166,696 10,965,761
Talen Energy Corp.
(c)
................. 3,239 1,082,150
Vistra Corp. ....................... 41,679 6,176,411
19,365,844
Industrial Conglomerates — 1.4%
3M Co. ........................... 172,093 30,336,554
DuPont de Nemours, Inc. .............. 7,190 985,030
Hitachi Ltd. ........................ 234,200 7,674,864
Honeywell International, Inc. ............ 123,306 29,969,523
Keppel Ltd.
(e)
....................... 140,900 1,258,372
Siemens AG (Registered) .............. 47,831 15,671,664
85,896,007
Industrial REITs — 0.1%
Prologis, Inc. ....................... 40,259 5,821,854
Segro plc ......................... 25,857 337,762
6,159,616
Insurance — 1.6%
Admiral Group plc ................... 6,668 338,018
Aegon Ltd. ........................ 212,757 2,021,916
Ageas SA ......................... 56,228 4,653,270
AIA Group Ltd. ..................... 1,071,800 10,804,707
Allianz SE (Registered) ................ 24,265 12,086,456
American International Group, Inc. ........ 20,042 1,574,900
ASR Nederland NV .................. 27,222 2,225,586

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assured Guaranty Ltd. ................ 1,073 $ 88,759
Aviva plc ......................... 54,576 510,788
AXA SA .......................... 87,113 4,515,035
Brighthouse Financial, Inc.
(c)
............ 1,281 79,307
Chubb Ltd. ........................ 5,140 1,802,495
CNA Financial Corp. .................. 476 24,976
Daiichi Life Group, Inc. ................ 536,300 6,466,367
Hartford Insurance Group, Inc. (The) ....... 10,696 1,517,869
Helvetia Baloise Holding AG ............ 356 95,468
Japan Post Holdings Co. Ltd. ............ 673,300 9,961,044
MetLife, Inc. ....................... 9,311 895,066
MS&AD Insurance Group Holdings, Inc. .... 93,900 2,890,577
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 5,573 3,347,702
NN Group NV ...................... 48,263 4,549,328
Progressive Corp. (The) ............... 16,788 3,549,319
Prudential plc ...................... 74,445 1,118,800
QBE Insurance Group Ltd. ............. 73,883 1,281,483
Reinsurance Group of America, Inc. ....... 4,437 1,050,903
RLI Corp. ......................... 1,770 108,395
Sampo OYJ , Class A ................. 80,647 892,904
Sompo Holdings, Inc. ................. 75,600 3,356,386
Tokio Marine Holdings, Inc. ............. 52,000 2,650,253
Travelers Cos., Inc. (The) .............. 12,324 4,613,613
Tryg A/S .......................... 72,120 1,716,283
Zurich Insurance Group AG ............. 7,636 5,816,556
96,604,529
Interactive Media & Services — 4.0%
Alphabet, Inc. , Class A ................ 282,696 100,676,526
Alphabet, Inc. , Class C ................ 233,567 83,301,671
Autotrader Group plc
(b) (d)
............... 15,459 109,159
LY Corp. .......................... 263,500 734,175
Meta Platforms, Inc. , Class A ............ 100,553 55,978,861
240,800,392
IT Services — 0.6%
Accenture plc , Class A ................ 56,407 9,359,050
Capgemini SE ...................... 2,296 272,904
CGI, Inc. , Class A ................... 5,104 373,593
Fujitsu Ltd. ........................ 157,000 3,618,736
Gartner, Inc.
(c)
...................... 7,221 1,090,515
International Business Machines Corp. ..... 48,761 10,905,398
NEC Corp. ........................ 165,800 4,927,355
Nomura Research Institute Ltd. .......... 18,100 535,462
Obic Co. Ltd. ....................... 26,000 745,773
Otsuka Corp. ...................... 37,400 771,733
VeriSign, Inc. ...................... 8,062 2,338,141
34,938,660
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 9,296 1,286,287
Bio-Techne Corp. .................... 2,622 189,020
Danaher Corp. ..................... 19,214 3,746,346
Eurofins Scientific SE ................. 3,330 262,606
Lonza Group AG (Registered) ........... 3,193 2,225,452
Mettler-Toledo International, Inc.
(c)
......... 702 994,243
QIAGEN NV ....................... 33,014 1,366,780
Sartorius Stedim Biotech ............... 989 191,213
Thermo Fisher Scientific, Inc. ............ 16,935 9,725,770
19,987,717
Machinery — 1.3%
Alfa Laval AB ...................... 10,087 596,929
Atlas Copco AB , Class A ............... 103,526 2,187,487
Atlas Copco AB , Class B ............... 35,902 663,381
Caterpillar, Inc. ..................... 31,810 25,919,106
Security
Shares
Shares Value
Machinery (continued)
Deere & Co. ....................... 11,850 $ 7,023,139
Epiroc AB , Class A ................... 16,842 431,772
Fortive Corp. ....................... 23,206 1,374,027
IHI Corp. ......................... 50,100 875,996
Illinois Tool Works, Inc. ................ 19,548 5,609,299
Kawasaki Heavy Industries Ltd. .......... 16,900 288,731
Kone OYJ , Class B .................. 8,787 506,983
Kubota Corp. ...................... 60,800 1,031,502
Mitsubishi Heavy Industries Ltd. .......... 259,400 6,060,191
Otis Worldwide Corp. ................. 17,716 1,274,666
Parker-Hannifin Corp. ................. 11,837 11,559,186
Sandvik AB ........................ 73,744 2,757,638
Schindler Holding AG ................. 3,701 1,165,001
Techtronic Industries Co. Ltd. ............ 30,500 512,399
VAT Group AG
(b) (d)
................... 1,308 979,010
Volvo AB , Class B ................... 102,306 3,913,383
Xylem, Inc. ........................ 12,727 1,488,677
Yaskawa Electric Corp. ................ 8,500 253,111
76,471,614
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B .......... 1,405 3,772,605
Kirby Corp.
(c)
....................... 2,874 376,897
Kuehne + Nagel International AG (Registered) 2,389 608,387
Mitsui OSK Lines Ltd. ................. 55,100 2,035,501
Nippon Yusen KK .................... 32,000 1,228,720
8,022,110
Media — 0.2%
AppLovin Corp. , Class A
(c)
.............. 6,761 2,676,680
Charter Communications, Inc. , Class A
(c)
.... 7,316 1,060,674
EchoStar Corp. , Class A
(c) (e)
............. 19,198 1,614,360
Fox Corp. , Class A ................... 38,068 2,216,700
Fox Corp. , Class B ................... 30,344 1,576,067
Informa plc ........................ 53,512 641,054
News Corp. , Class B ................. 2,426 75,861
Omnicom Group, Inc. ................. 12,194 959,668
Publicis Groupe SA .................. 3,902 416,462
Trade Desk, Inc. (The) , Class A
(c)
......... 53,851 971,472
WPP plc .......................... 13,380 54,045
12,263,043
Metals & Mining — 0.3%
Anglo American plc .................. 25,197 1,275,510
Antofagasta plc ..................... 12,120 604,071
ArcelorMittal SA ..................... 91,413 6,457,174
BHP Group Ltd. ..................... 17,929 755,717
Fortescue Ltd. ...................... 141,230 1,832,637
Freeport-McMoRan, Inc. ............... 6,906 432,523
Glencore plc ....................... 246,847 1,818,114
Nippon Steel Corp. ................... 385,300 1,569,643
Rio Tinto plc ....................... 14,660 1,424,507
thyssenkrupp AG .................... 42,479 596,103
16,765,999
Multi-Utilities — 0.4%
Centrica plc ....................... 95,180 198,832
Dominion Energy, Inc. ................. 37,641 2,603,628
DTE Energy Co. .................... 19,441 2,758,095
E.ON SE ......................... 225,804 4,864,558
Engie SA ......................... 191,051 5,955,275
National Grid plc .................... 164,017 2,625,232
Sempra .......................... 77,837 6,892,466
Veolia Environnement SA .............. 22,574 898,296
26,796,382

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Office REITs — 0.0%
Gecina SA ........................ 1,657 $ 143,551
Oil, Gas & Consumable Fuels — 2.7%
Aker BP ASA ....................... 18,355 654,437
BP plc ........................... 1,054,614 7,923,489
Canadian Natural Resources Ltd. ......... 38,546 1,836,218
Cheniere Energy, Inc. ................. 4,482 1,181,321
Chevron Corp. ...................... 168,282 33,122,946
Chord Energy Corp. .................. 9,149 1,284,337
ConocoPhillips ..................... 62,938 7,582,770
Devon Energy Corp. .................. 49,878 2,250,994
Diamondback Energy, Inc. .............. 2,930 594,644
ENEOS Holdings, Inc. ................ 667,600 5,513,396
Eni SpA .......................... 56,546 1,572,922
EOG Resources, Inc. ................. 44,659 6,640,347
Equinor ASA ....................... 100,901 4,142,080
ExxonMobil Holdings Corp.
(c)
............ 225,296 35,020,010
Frontline plc ....................... 11,222 441,810
HF Sinclair Corp. .................... 6,297 575,987
Inpex Corp. ........................ 31,900 735,252
Kinder Morgan, Inc. .................. 232,296 7,475,285
Marathon Petroleum Corp. ............. 15,441 4,886,613
Matador Resources Co. ............... 939 46,847
PBF Energy, Inc. , Class A .............. 8,749 632,378
Repsol SA ........................ 46,843 1,429,697
Santos Ltd. ........................ 349,821 1,942,818
Shell plc .......................... 298,132 13,646,010
Suncor Energy, Inc. .................. 42,169 2,831,822
Targa Resources Corp. ................ 9,147 2,473,074
TotalEnergies SE .................... 87,448 7,709,459
Valero Energy Corp. .................. 13,884 4,344,304
Woodside Energy Group Ltd. ............ 52,756 1,234,751
159,726,018
Passenger Airlines — 0.0%
Qantas Airways Ltd. .................. 133,529 929,231
Singapore Airlines Ltd. ................ 110,300 661,668
United Airlines Holdings, Inc.
(c)
........... 6,673 809,635
2,400,534
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) , Class A ..... 15,036 1,261,520
Kao Corp. ......................... 40,400 830,466
Kenvue, Inc. ....................... 72,857 1,401,769
L'Oreal SA ........................ 9,450 4,208,986
Unilever plc ........................ 97,933 6,231,240
13,933,981
Pharmaceuticals — 2.6%
AstraZeneca plc .................... 73,679 12,533,558
Bristol-Myers Squibb Co. ............... 100,529 6,565,549
Chugai Pharmaceutical Co. Ltd. .......... 7,000 303,739
Daiichi Sankyo Co. Ltd. ................ 15,700 253,736
Eli Lilly & Co. ...................... 29,352 33,720,752
Galderma Group AG .................. 8,172 1,778,321
GSK plc .......................... 67,995 1,768,065
Haleon plc ........................ 83,811 410,302
Ipsen SA ......................... 1,672 323,073
Johnson & Johnson .................. 111,734 28,643,011
Merck & Co., Inc. .................... 101,383 13,200,067
Novartis AG (Registered) .............. 117,300 18,344,769
Novo Nordisk A/S , Class B ............. 177,235 8,383,495
Otsuka Holdings Co. Ltd. .............. 11,700 811,271
Pfizer, Inc. ........................ 328,033 8,204,105
Roche Holding AG ................... 31,249 13,663,344
Sanofi SA ......................... 34,327 2,955,956
Teva Pharmaceutical Industries Ltd. , ADR
(c)
.. 20,067 702,546
Security
Shares
Shares Value
Pharmaceuticals (continued)
UCB SA .......................... 2,482 $ 637,089
Viatris, Inc. ........................ 26,237 460,722
Zoetis, Inc. , Class A .................. 15,496 1,197,686
154,861,156
Professional Services — 1.1%
Automatic Data Processing, Inc. .......... 39,913 10,635,218
BayCurrent, Inc. .................... 10,500 473,593
Booz Allen Hamilton Holding Corp. , Class A .. 15,096 1,052,493
Broadridge Financial Solutions, Inc. ....... 4,080 628,116
Bureau Veritas SA ................... 30,549 977,264
CACI International, Inc. , Class A
(c)
......... 2,005 997,989
Computershare Ltd. .................. 56,357 1,619,311
Equifax, Inc. ....................... 6,289 1,085,607
Experian plc ....................... 61,889 2,335,054
Intertek Group plc ................... 2,240 176,922
Jacobs Solutions, Inc. ................. 19,308 2,605,229
Leidos Holdings, Inc. ................. 33,054 3,821,042
Planet Labs PBC , Class A
(c)
............. 39,632 811,663
Recruit Holdings Co. Ltd. .............. 142,100 11,237,385
RELX plc ......................... 127,417 4,481,506
SGS SA (Registered) ................. 71,131 8,428,767
SS&C Technologies Holdings, Inc. ........ 43,249 3,332,336
Thomson Reuters Corp. ............... 64,719 6,348,865
Verisk Analytics, Inc. , Class A ............ 10,348 2,016,308
Wolters Kluwer NV ................... 24,574 1,929,272
64,993,940
Real Estate Management & Development — 0.2%
CBRE Group, Inc. , Class A
(c)
............ 21,825 3,204,128
CK Asset Holdings Ltd. ................ 84,500 514,691
Daito Trust Construction Co. Ltd. ......... 28,500 603,479
Daiwa House Industry Co. Ltd. ........... 57,400 1,685,641
Henderson Land Development Co. Ltd. ..... 76,000 275,528
Sun Hung Kai Properties Ltd. ............ 43,500 682,726
Tokyo Tatemono Co. Ltd. ............... 45,700 964,328
Tokyu Fudosan Holdings Corp. ........... 104,900 871,869
Vonovia SE ........................ 54,042 1,311,094
10,113,484
Residential REITs — 0.0%
AvalonBay Communities, Inc. ........... 5,138 953,664
Equity Residential ................... 13,050 867,172
Invitation Homes, Inc. ................. 36,644 1,089,060
2,909,896
Retail REITs — 0.1%
NNN REIT, Inc. ..................... 10,729 509,842
Realty Income Corp. .................. 43,744 2,793,929
3,303,771
Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.
(c)
.......... 79,938 38,062,479
Advantest Corp. ..................... 35,100 6,935,126
Analog Devices, Inc. .................. 31,504 11,574,885
Applied Materials, Inc. ................ 46,713 23,714,789
ARM Holdings plc , ADR
(c)
.............. 15,584 3,735,329
ASM International NV ................. 939 869,654
ASML Holding NV ................... 20,408 33,631,271
Astera Labs, Inc.
(c)
................... 2,325 723,610
BE Semiconductor Industries NV ......... 1,583 363,012
Broadcom, Inc. ..................... 232,668 90,572,999
Disco Corp. ........................ 7,100 2,537,784
First Solar, Inc.
(c)
.................... 6,229 1,314,506
Infineon Technologies AG .............. 31,075 2,230,054
Intel Corp.
(c)
....................... 246,832 22,264,246
Kioxia Holdings Corp.
(c)
................ 17,800 4,961,509

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................... 64,783 $ 11,843,628
Lam Research Corp. ................. 65,813 19,284,525
Lasertec Corp. ..................... 4,100 941,903
Marvell Technology, Inc. ............... 48,443 9,085,969
Microchip Technology, Inc. .............. 52,088 3,869,618
Micron Technology, Inc. ................ 58,232 47,926,683
Nova Ltd.
(c)
........................ 1,113 435,038
NVIDIA Corp. ...................... 1,204,162 241,735,522
NXP Semiconductors NV .............. 8,887 2,036,545
Onto Innovation, Inc.
(c)
................ 7,747 2,003,219
Qnity Electronics, Inc. ................. 8,780 1,151,760
QUALCOMM, Inc. ................... 52,697 7,778,604
Skyworks Solutions, Inc. ............... 35,086 2,185,156
STMicroelectronics NV ................ 40,167 2,145,657
SUMCO Corp. ...................... 18,200 370,006
Teradyne, Inc. ...................... 8,505 3,127,204
Texas Instruments, Inc. ................ 49,203 13,567,235
Tokyo Electron Ltd. .................. 28,000 9,361,444
Tower Semiconductor Ltd.
(c) (e)
............ 2,781 610,902
622,951,871
Software — 4.0%
Adobe, Inc.
(c)
....................... 15,210 3,808,736
Check Point Software Technologies Ltd.
(c)
... 10,776 1,369,953
Crowdstrike Holdings, Inc. , Class A
(c)
....... 42,412 8,094,754
CyberArk Software, Inc.
(c)
.............. 1,498 67,410
Dassault Systemes SE ................ 19,548 454,784
Datadog, Inc. , Class A
(c)
............... 9,133 2,447,370
Elastic NV
(c)
....................... 20,074 1,320,668
Fortinet, Inc.
(c)
...................... 11,395 1,845,420
Intuit, Inc. ......................... 16,461 5,202,828
Microsoft Corp. ..................... 340,290 158,139,569
Nebius Group NV , Class A
(c) (e)
........... 9,036 1,720,545
Octave Intelligence plc , SDR
(c)
........... 10,564 189,376
Oracle Corp. ....................... 80,499 10,454,405
Palantir Technologies, Inc. , Class A
(c)
....... 101,656 12,509,787
Palo Alto Networks, Inc.
(c)
.............. 32,065 10,640,129
Rubrik, Inc. , Class A
(c)
................. 15,532 1,123,896
Sage Group plc (The) ................. 14,841 195,500
Salesforce, Inc. ..................... 29,428 5,415,341
SAP SE .......................... 51,095 9,365,467
ServiceNow, Inc.
(c)
................... 29,835 3,318,547
Synopsys, Inc.
(c)
.................... 3,189 1,239,756
Xero Ltd.
(c)
........................ 36,230 1,808,785
240,733,026
Specialized REITs — 0.2%
American Tower Corp. ................ 8,427 1,460,905
CubeSmart ........................ 32,184 1,334,348
Digital Realty Trust, Inc. ............... 16,408 3,093,236
Equinix, Inc. ....................... 5,246 5,347,143
11,235,632
Specialty Retail — 1.6%
AutoZone, Inc.
(c)
.................... 500 1,508,125
Burlington Stores, Inc.
(c)
............... 6,001 2,211,248
CarMax, Inc.
(c)
...................... 16,009 916,675
Carvana Co. , Class A
(c)
................ 40,816 2,545,286
Fast Retailing Co. Ltd. ................ 4,200 2,056,611
GameStop Corp. , Class A
(c)
............. 22,826 495,781
H & M Hennes & Mauritz AB , Class B ...... 75,195 1,377,102
Home Depot, Inc. (The) ............... 87,662 29,100,278
Industria de Diseno Textil SA ............ 6,540 426,824
Lithia Motors, Inc. , Class A ............. 5,817 2,241,988
Lowe's Cos., Inc. .................... 26,222 5,449,194
Murphy USA, Inc. ................... 1,474 895,838
Security
Shares
Shares Value
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(c)
.............. 131,780 $ 11,774,543
Ross Stores, Inc. .................... 61,132 15,348,411
TJX Cos., Inc. (The) .................. 135,385 21,301,476
97,649,380
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc. ........................ 701,862 216,812,190
Canon, Inc. ........................ 124,700 3,471,040
Dell Technologies, Inc. , Class C .......... 18,201 7,378,139
FUJIFILM Holdings Corp. .............. 20,900 491,979
Hewlett Packard Enterprise Co. .......... 80,201 3,841,628
Logitech International SA (Registered) ...... 6,923 707,048
Sandisk Corp.
(c)
..................... 7,418 9,011,609
Seagate Technology Holdings plc ......... 10,008 8,568,149
Western Digital Corp. ................. 15,189 8,275,575
258,557,357
Textiles, Apparel & Luxury Goods — 0.1%
Hermes International SCA .............. 991 1,755,927
LVMH Moet Hennessy Louis Vuitton SE ..... 7,717 4,237,677
5,993,604
Tobacco — 0.5%
Altria Group, Inc. .................... 97,227 6,643,521
British American Tobacco plc ............ 100,472 6,094,726
Imperial Brands plc .................. 56,701 2,151,853
Japan Tobacco, Inc. .................. 230,900 10,295,113
Philip Morris International, Inc. ........... 37,952 7,242,001
32,427,214
Trading Companies & Distributors — 0.5%
AerCap Holdings NV ................. 59,632 8,998,469
Bunzl plc ......................... 4,065 153,401
ITOCHU Corp. ..................... 523,500 6,569,722
Mitsubishi Corp. ..................... 151,800 4,537,724
Mitsui & Co. Ltd. .................... 104,600 3,209,576
Sumitomo Corp. .................... 178,800 1,855,938
Sunbelt Rentals Holdings, Inc.
(e)
.......... 17,651 1,264,627
United Rentals, Inc. .................. 915 987,523
WESCO International, Inc. .............. 2,041 701,063
28,278,043
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (d)
.................... 9,660 297,797
Transurban Group
(f)
.................. 62,173 645,652
943,449
Water Utilities — 0.0%
Essential Utilities, Inc. ................. 8,739 348,249
Severn Trent plc .................... 10,850 440,011
United Utilities Group plc ............... 26,318 490,156
1,278,416
Wireless Telecommunication Services — 0.3%
KDDI Corp. ........................ 237,900 4,383,003
Millicom International Cellular SA ......... 12,227 1,167,434
SoftBank Corp. ..................... 3,840,400 5,390,301
SoftBank Group Corp. ................ 177,200 5,519,338
Tele2 AB , Class B ................... 83,014 1,438,141
T-Mobile US, Inc. .................... 14,211 2,454,382
Vodafone Group plc .................. 229,050 363,500
20,716,099
Total Common Stocks — 69 .3%
(Cost: $ 3,149,135,462 ) ............................ 4,172,269,573

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(g)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Inc. .......... USD 190 $ —
Lehman Brothers Holdings, Inc., Capital Trust VII 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.1%
Volkswagen AG (Preference) ............ 23,186 2,003,781
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 8,782 765,603
Total Preferred Securities — 0 .1%
(Cost: $ 2,641,182 ) ............................... 2,769,384
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
......... 1,004 793
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(c) (i)
.... 15,344 8,132
Health Care Equipment & Supplies — 0.0%
(c)(i)
ABIOMED, Inc., CVR ................. 843 1,282
Hologic, Inc., CVR ................... 7,866 79
1,361
Total Rights — 0.0%
(Cost: $ 9,773 ) .................................. 10,286
Total Long-Term Investments — 69.4%
(Cost: $ 3,151,994,788 ) ............................ 4,175,049,243
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.3%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(l)
................... 5,010,330 $ 5,011,833
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.58% .................... 132,494,497 132,494,497
Total Money Market Funds — 2 .3%
(Cost: $ 137,505,928 ) .............................. 137,506,330
Par (000)
Pa r (000)
U.S. Treasury Obligations — 10.2%
U.S. Treasury Bills
(m)
3.63% , 08/04/26 .................. USD 154,752 154,736,203
3.64% , 08/11/26 .................. 187,700 187,549,163
3.67% , 09/15/26 .................. 116,891 116,384,230
3.70% , 09/29/26 .................. 155,571 154,661,778
Total U.S. Treasury Obligations — 10 .2%
(Cost: $ 613,255,707 ) .............................. 613,331,374
Total Short-Term Securities — 12.5%
(Cost: $ 750,761,635 ) .............................. 750,837,704
Total Investments — 81 .9%
(Cost: $ 3,902,756,423 ) ............................ 4,925,886,947
Other Assets Less Liabilities — 18.1% ................... 1,092,190,877
Net Assets — 100.0% ...............................
$ 6,018,077,824
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,012,938 $ 2,000,070
(a)
$ — $ (1,422) $ 247 $ 5,011,833 5,010,330 $ 3,076
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 272,289,469 — (139,794,972)
(a)
— — 132,494,497 132,494,497 1,928,510 —
$ (1,422) $ 247 $ 137,506,330 $ 1,931,586 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ............................................................ 510 08/21/26 $ 116,669 $ 1,468,633
TOPIX Index ............................................................. 3,069 09/10/26 758,431 (13,198,318)
Australia 10-Year Bond ...................................................... 16,752 09/15/26 1,274,489 (2,472,600)
FTSE/JSE Top 40 Index ..................................................... 1,849 09/17/26 115,509 (911,740)
DAX Index .............................................................. 368 09/18/26 272,757 6,126,659
FTSE 100 Index ........................................................... 1,564 09/18/26 229,227 8,378,364
MSCI EAFE Index ......................................................... 624 09/18/26 99,288 311,789
S&P 500 E-Mini Index ....................................................... 436 09/18/26 163,920 (2,171,351)
WIG20 Index ............................................................. 3,553 09/18/26 74,091 3,560,025
Long Gilt ................................................................ 15,926 09/28/26 1,856,444 (46,918,471)
SET50 Index ............................................................. 25,256 09/29/26 163,222 9,782,055
(36,044,955)
Short Contracts
CAC 40 Index ............................................................ 3,367 08/21/26 331,786 (6,314,778)
OMX Stockholm 30 Index .................................................... 9,567 08/21/26 327,429 (10,916,860)
IFSC NIFTY 50 Index ....................................................... 1,988 08/25/26 97,170 (1,453,679)
MSCI Singapore Index ...................................................... 9,172 08/28/26 372,080 (3,807,568)
Euro-BTP ............................................................... 2,556 09/08/26 342,553 3,553,368
Euro-Bund .............................................................. 12,642 09/08/26 1,812,935 5,388,657
Euro-Buxl ............................................................... 1,193 09/08/26 145,577 4,029,396
Euro-OAT ............................................................... 1,188 09/08/26 160,461 2,554,671
Japan 10-Year Bond ........................................................ 657 09/14/26 524,716 1,451,939
S&P/TSX 60 Index ......................................................... 148 09/17/26 44,014 198,076
SPI 200 Index ............................................................ 3,970 09/17/26 624,555 (6,116,423)
Canada 10-Year Bond ....................................................... 4,877 09/18/26 413,233 1,862,396
EURO STOXX 50 Index ..................................................... 444 09/18/26 32,630 (492,674)
FTSE/MIB Index ........................................................... 1,379 09/18/26 416,154 (2,247,594)
MSCI EAFE Index ......................................................... 6,599 09/18/26 1,050,000 (5,242,587)
Nasdaq-100 E-Mini Index ..................................................... 469 09/18/26 266,432 13,656,957
S&P 500 E-Mini Index ....................................................... 1,346 09/18/26 506,046 378,833
U.S. Treasury 10-Year Note ................................................... 16,766 09/21/26 1,814,396 7,709,791
U.S. Treasury Ultra Bond ..................................................... 4,630 09/21/26 509,589 15,957,032
U.S. Treasury 2-Year Note .................................................... 303 09/30/26 62,326 (23,890)
U.S. Treasury 5-Year Note .................................................... 83 09/30/26 8,808 (6,101)
20,118,962
$ (15,925,993)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 30,735,000 USD 21,422,581 JPMorgan Chase Bank NA 09/16/26 $ 186,378
AUD 31,204,000 USD 21,548,593 Standard Chartered Bank 09/16/26 390,107
BRL 170,964,000 USD 33,248,541 Morgan Stanley & Co. International plc 09/16/26 118,831
CAD 35,395,000 USD 25,039,250 Societe Generale SA 09/16/26 258,256
EUR 23,135,000 USD 26,365,601 BNP Paribas SA 09/16/26 359,425
GBP 26,271,000 USD 35,354,193 Citibank NA 09/16/26 51,757
JPY 3,375,388,000 USD 20,856,470 BNP Paribas SA 09/16/26 432,352
JPY 6,005,795,000 USD 37,424,775 Credit Agricole Corporate & Investment Bank SA 09/16/26 454,219
JPY 4,230,902,000 USD 26,061,780 JPMorgan Chase Bank NA 09/16/26 622,832
KRW 64,248,904,000 USD 42,194,066 Citibank NA 09/16/26 2,349,635
KRW 16,945,209,000 USD 11,178,117 Morgan Stanley & Co. International plc 09/16/26 569,979
USD 61,887,470 AUD 86,404,000 Westpac Banking Corp. 09/16/26 1,139,122
USD 21,767,194 CAD 29,984,000 Canadian Imperial Bank of Commerce 09/16/26 337,037
USD 16,762,712 CAD 23,091,000 Morgan Stanley & Co. International plc 09/16/26 259,118

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,028,293 CHF 801,000 Credit Agricole Corporate & Investment Bank SA 09/16/26 $ 32,707
USD 7,809,105 CHF 6,083,000 HSBC Bank plc 09/16/26 248,366
USD 3,773,231 CLP 3,369,344,000 Bank of America NA 09/16/26 148,103
USD 32,536,655 CLP 29,933,723,000 BNP Paribas SA 09/16/26 330,513
USD 53,088,195 EUR 45,480,000 JPMorgan Chase Bank NA 09/16/26 550,733
USD 9,108,561 EUR 7,850,000 Morgan Stanley & Co. International plc 09/16/26 40,419
USD 1,545,534 PLN 5,634,000 Canadian Imperial Bank of Commerce 09/16/26 37,455
USD 20,630,174 SEK 194,547,000 BNP Paribas SA 09/16/26 151,294
USD 18,115,675 SEK 167,912,500 HSBC Bank plc 09/16/26 440,460
USD 1,156,445 SEK 10,719,000 Morgan Stanley & Co. International plc 09/16/26 28,115
USD 1,772,836 SGD 2,253,000 BNP Paribas SA 09/16/26 10,442
USD 77,504,425 THB 2,522,304,000 HSBC Bank plc 09/16/26 1,703,998
USD 24,632,060 ZAR 404,048,000 Goldman Sachs International 09/16/26 260,419
MXN 56,823,000 USD 3,255,204 Toronto Dominion Bank 09/17/26 13,175
11,525,247
AUD 322,790,494 USD 230,607,985 Barclays Bank plc 09/16/26 (3,662,597)
AUD 37,262,000 USD 26,409,439 BNP Paribas SA 09/16/26 (211,520)
AUD 36,774,000 USD 26,211,628 HSBC Bank plc 09/16/26 (356,809)
AUD 25,644,000 USD 18,360,747 Morgan Stanley & Co. International plc 09/16/26 (331,135)
CAD 212,130,177 USD 153,944,532 Barclays Bank plc 09/16/26 (2,330,907)
CLP 14,053,495,000 USD 15,738,101 Bank of America NA 09/16/26 (617,735)
EUR 64,949,000 USD 75,814,552 HSBC Bank plc 09/16/26 (786,944)
JPY 106,519,497,748 USD 672,074,866 Barclays Bank plc 09/16/26 (248,511)
KRW 49,710,220,000 USD 34,556,983 BNP Paribas SA 09/16/26 (92,937)
NOK 14,638,000 USD 1,572,752 HSBC Bank plc 09/16/26 (29,252)
NZD 1,549,000 USD 920,146 State Street Bank and Trust Co. 09/16/26 (6,491)
SEK 200,705,000 USD 21,513,776 HSBC Bank plc 09/16/26 (386,678)
SGD 7,308,000 USD 5,751,645 Goldman Sachs International 09/16/26 (35,012)
THB 677,891,000 USD 20,438,719 Morgan Stanley & Co. International plc 09/16/26 (66,699)
USD 20,195,982 AUD 29,168,000 Goldman Sachs International 09/16/26 (311,261)
USD 47,748,736 BRL 245,524,000 Morgan Stanley & Co. International plc 09/16/26 (170,654)
USD 14,102,365 EUR 12,220,000 BNP Paribas SA 09/16/26 (13,901)
USD 33,154,092 EUR 29,075,000 Citibank NA 09/16/26 (432,687)
USD 12,560,384 EUR 10,959,000 Goldman Sachs International 09/16/26 (99,204)
USD 55,891,949 EUR 48,774,000 JPMorgan Chase Bank NA 09/16/26 (450,667)
USD 29,153,941 GBP 21,929,000 BNP Paribas SA 09/16/26 (400,209)
USD 25,148,194 GBP 18,687,000 Goldman Sachs International 09/16/26 (36,649)
USD 75,299 INR 7,270,000 JPMorgan Chase Bank NA 09/16/26 (600)
USD 8,040,193 JPY 1,277,033,000 BNP Paribas SA 09/16/26 (14,148)
USD 92,467,121 JPY 14,666,413,000 Goldman Sachs International 09/16/26 (35,031)
USD 11,998,958 JPY 1,923,783,000 HSBC Bank plc 09/16/26 (134,484)
USD 26,239,640 JPY 4,283,864,000 JPMorgan Chase Bank NA 09/16/26 (779,007)
USD 21,235,736 KRW 32,751,557,000 Goldman Sachs International 09/16/26 (1,470,886)
USD 33,261,302 KRW 50,421,705,200 Morgan Stanley & Co. International plc 09/16/26 (1,696,016)
USD 20,762,135 THB 702,273,000 HSBC Bank plc 09/16/26 (342,613)
USD 6,974,400 MXN 121,741,000 HSBC Bank plc 09/17/26 (27,970)
(15,579,214)
$ (4,053,967)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 % Quarterly 06/20/31 B+ USD 356,109 $ 28,925,279 $ 20,150,077 $ 8,775,202
Markit CDX North American
Investment Grade Index
Series 46.V1 ....... 1 .00 Quarterly 06/20/31 BBB+ USD 1,079,118 23,529,367 19,109,765 4,419,602
$ 52,454,646 $ 39,259,842 $ 13,194,804
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 14.11% At Termination N/A 01/02/29 BRL 292,000 $ 100,899 $ — $ 100,899
1-day
BZDIOVER At Termination 14.11% At Termination N/A 01/02/29 BRL 197,000 74,430 — 74,430
1-day
BZDIOVER At Termination 14.12% At Termination N/A 01/02/29 BRL 369,000 143,279 — 143,279
1-day
BZDIOVER At Termination 14.30% At Termination N/A 01/02/29 BRL 293,000 353,493 — 353,493
1-day
BZDIOVER At Termination 14.39% At Termination N/A 01/02/29 BRL 186,000 293,818 — 293,818
1-day
BZDIOVER At Termination 14.49% At Termination N/A 01/02/29 BRL 204,000 409,378 — 409,378
1-day
BZDIOVER At Termination 14.54% At Termination N/A 01/02/29 BRL 386,000 859,617 — 859,617
1-day
BZDIOVER At Termination 14.59% At Termination N/A 01/02/29 BRL 417,000 1,060,078 — 1,060,078
1-day
BZDIOVER At Termination 14.65% At Termination N/A 01/02/29 BRL 406,000 1,142,986 — 1,142,986
1-day
BZDIOVER At Termination 14.82% At Termination N/A 01/02/29 BRL 314,000 1,144,630 — 1,144,630
1-day TIIEOIS Monthly 7.77% Monthly 09/17/26
(a)
09/11/31 MXN 2,463,744 (484,272) — (484,272)
1-day TIIEOIS Monthly 7.81% Monthly 09/17/26
(a)
09/11/31 MXN 621,000 (55,374) — (55,374)
1-day TIIEOIS Monthly 7.82% Monthly 09/17/26
(a)
09/11/31 MXN 2,207,000 (144,126) — (144,126)
1-day TIIEOIS Monthly 7.85% Monthly 09/17/26
(a)
09/11/31 MXN 1,379,000 — — —
1-day TIIEOIS Monthly 7.91% Monthly 09/17/26
(a)
09/11/31 MXN 1,650,000 226,950 — 226,950
1-day TIIEOIS Monthly 7.92% Monthly 09/17/26
(a)
09/11/31 MXN 1,040,000 180,276 — 180,276
1-day TIIEOIS Monthly 7.96% Monthly 09/17/26
(a)
09/11/31 MXN 1,358,000 365,031 — 365,031
1-day TIIEOIS Monthly 8.34% Monthly 09/17/26
(a)
09/11/31 MXN 146,000 171,646 — 171,646
1-day TIIEOIS Monthly 8.35% Monthly 09/17/26
(a)
09/11/31 MXN 613,902 736,388 — 736,388
1-day TIIEOIS Monthly 8.36% Monthly 09/17/26
(a)
09/11/31 MXN 206,000 253,246 — 253,246
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 2,400,000 3,015,163 — 3,015,163
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 1,228,197 1,531,868 — 1,531,868
1-day TIIEOIS Monthly 8.39% Monthly 09/17/26
(a)
09/11/31 MXN 1,679,000 2,154,235 — 2,154,235
1-day TIIEOIS Monthly 8.44% Monthly 09/17/26
(a)
09/11/31 MXN 1,171,000 1,656,147 — 1,656,147
1-day SARON Annual 0.41% Annual 09/16/26
(a)
09/16/31 CHF 19,000 (59,000) (31,340) (27,660)
1-day SARON Annual 0.43% Annual 09/16/26
(a)
09/16/31 CHF 19,000 (35,425) 8,835 (44,260)
1-day SARON Annual 0.46% Annual 09/16/26
(a)
09/16/31 CHF 22,000 1,567 (7,699) 9,266
1-day SARON Annual 0.47% Annual 09/16/26
(a)
09/16/31 CHF 26,000 22,984 30,416 (7,432)
1-day SARON Annual 0.52% Annual 09/16/26
(a)
09/16/31 CHF 27,000 109,299 (20,491) 129,790
1-day SARON Annual 0.54% Annual 09/16/26
(a)
09/16/31 CHF 35,000 185,982 15,966 170,016

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SARON Annual 0.58% Annual 09/16/26
(a)
09/16/31 CHF 14,000 $ 103,751 $ 5,778 $ 97,973
1-week
CNREPOFIX_
CFXS Quarterly 1.47% Quarterly 09/16/26
(a)
09/16/31 CNY 507,000 12,903 — 12,903
1-week
CNREPOFIX_
CFXS Quarterly 1.48% Quarterly 09/16/26
(a)
09/16/31 CNY 336,008 32,342 — 32,342
1-week
CNREPOFIX_
CFXS Quarterly 1.48% Quarterly 09/16/26
(a)
09/16/31 CNY 96,992 8,649 — 8,649
1-week
CNREPOFIX_
CFXS Quarterly 1.51% Quarterly 09/16/26
(a)
09/16/31 CNY 453,000 139,216 — 139,216
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly 09/16/26
(a)
09/16/31 CNY 532,000 354,430 — 354,430
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly 09/16/26
(a)
09/16/31 CNY 470,080 304,857 — 304,857
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly 09/16/26
(a)
09/16/31 CNY 53,920 34,205 — 34,205
1-week
CNREPOFIX_
CFXS Quarterly 1.57% Quarterly 09/16/26
(a)
09/16/31 CNY 267,000 192,060 — 192,060
1-week
CNREPOFIX_
CFXS Quarterly 1.57% Quarterly 09/16/26
(a)
09/16/31 CNY 576,000 399,242 — 399,242
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 09/16/26
(a)
09/16/31 CNY 1,615,000 1,276,058 — 1,276,058
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 09/16/26
(a)
09/16/31 CNY 694,000 538,522 — 538,522
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly 09/16/26
(a)
09/16/31 CNY 601,000 483,378 — 483,378
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 269,000 251,396 — 251,396
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 438,000 417,085 — 417,085
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 1,710,000 1,564,212 — 1,564,212
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 09/16/26
(a)
09/16/31 CNY 769,500 784,486 — 784,486
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 09/16/26
(a)
09/16/31 CNY 769,500 781,763 — 781,763
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 1,476,000 1,551,747 — 1,551,747
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 823,000 859,412 — 859,412
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 917,000 996,505 — 996,505

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 09/16/26
(a)
09/16/31 CNY 381,000 $ 472,000 $ — $ 472,000
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 09/16/26
(a)
09/16/31 CNY 50,000 60,350 — 60,350
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly 09/16/26
(a)
09/16/31 CNY 2,172,000 2,729,196 — 2,729,196
3-mo. TWCPBA Quarterly 2.24% Quarterly 09/16/26
(a)
09/16/31 TWD 1,716,000 (314,274) — (314,274)
3-mo. TWCPBA Quarterly 2.30% Quarterly 09/16/26
(a)
09/16/31 TWD 1,274,000 (125,061) — (125,061)
3-mo. TWCPBA Quarterly 2.30% Quarterly 09/16/26
(a)
09/16/31 TWD 3,250,710 (348,180) — (348,180)
3-mo. TWCPBA Quarterly 2.31% Quarterly 09/16/26
(a)
09/16/31 TWD 229,000 (21,219) — (21,219)
3-mo. TWCPBA Quarterly 2.33% Quarterly 09/16/26
(a)
09/16/31 TWD 610,012 (36,375) — (36,375)
3-mo. TWCPBA Quarterly 2.35% Quarterly 09/16/26
(a)
09/16/31 TWD 290,000 (10,508) — (10,508)
3-mo. TWCPBA Quarterly 2.35% Quarterly 09/16/26
(a)
09/16/31 TWD 802,243 (31,278) — (31,278)
3-mo. TWCPBA Quarterly 2.35% Quarterly 09/16/26
(a)
09/16/31 TWD 612,000 (23,439) — (23,439)
3-mo. TWCPBA Quarterly 2.35% Quarterly 09/16/26
(a)
09/16/31 TWD 811,745 (26,062) — (26,062)
3-mo. TWCPBA Quarterly 2.37% Quarterly 09/16/26
(a)
09/16/31 TWD 611,000 (2,800) — (2,800)
3-mo. TWCPBA Quarterly 2.41% Quarterly 09/16/26
(a)
09/16/31 TWD 713,000 35,000 — 35,000
3-mo. TWCPBA Quarterly 2.42% Quarterly 09/16/26
(a)
09/16/31 TWD 215,000 14,098 — 14,098
3-mo. TWCPBA Quarterly 2.43% Quarterly 09/16/26
(a)
09/16/31 TWD 415,000 29,510 — 29,510
3-mo. TWCPBA Quarterly 2.44% Quarterly 09/16/26
(a)
09/16/31 TWD 274,000 25,140 — 25,140
3-mo. TWCPBA Quarterly 2.46% Quarterly 09/16/26
(a)
09/16/31 TWD 625,248 69,413 — 69,413
3-mo. TWCPBA Quarterly 2.50% Quarterly 09/16/26
(a)
09/16/31 TWD 710,752 118,324 — 118,324
1-day
REPO_CORRA Semi-Annual 3.02% Semi-Annual 09/16/26
(a)
09/16/31 CAD 50,000 (206,568) 109,609 (316,177)
1-day
REPO_CORRA Semi-Annual 3.03% Semi-Annual 09/16/26
(a)
09/16/31 CAD 27,000 (99,154) 71,861 (171,015)
1-day
REPO_CORRA Semi-Annual 3.05% Semi-Annual 09/16/26
(a)
09/16/31 CAD 396,000 (1,295,208) — (1,295,208)
1-day
REPO_CORRA Semi-Annual 3.05% Semi-Annual 09/16/26
(a)
09/16/31 CAD 394,000 (1,240,226) — (1,240,226)
1-day
REPO_CORRA Semi-Annual 3.07% Semi-Annual 09/16/26
(a)
09/16/31 CAD 32,000 (76,599) 23,929 (100,528)
1-day SHIRON Annual 3.08% Annual 09/16/26
(a)
09/16/31 ILS 36,000 (196,529) — (196,529)
1-day
REPO_CORRA Semi-Annual 3.09% Semi-Annual 09/16/26
(a)
09/16/31 CAD 206,000 (412,057) (5,358) (406,699)
1-day SHIRON Annual 3.09% Annual 09/16/26
(a)
09/16/31 ILS 120,000 (633,853) — (633,853)
1-day
REPO_CORRA Semi-Annual 3.15% Semi-Annual 09/16/26
(a)
09/16/31 CAD 70,000 (24) 118,991 (119,015)
1-day SHIRON Annual 3.18% Annual 09/16/26
(a)
09/16/31 ILS 111,000 (439,748) — (439,748)
1-day SHIRON Annual 3.19% Annual 09/16/26
(a)
09/16/31 ILS 36,000 (138,638) 6,419 (145,057)
1-day SHIRON Annual 3.20% Annual 09/16/26
(a)
09/16/31 ILS 90,000 (330,661) — (330,661)
1-day SHIRON Annual 3.22% Annual 09/16/26
(a)
09/16/31 ILS 72,000 (237,442) — (237,442)
1-day
REPO_CORRA Semi-Annual 3.24% Semi-Annual 09/16/26
(a)
09/16/31 CAD 38,000 118,344 160,440 (42,096)
1-day SHIRON Annual 3.25% Annual 09/16/26
(a)
09/16/31 ILS 33,000 (97,386) — (97,386)
1-day SHIRON Annual 3.26% Annual 09/16/26
(a)
09/16/31 ILS 40,000 (108,307) — (108,307)
1-day SHIRON Annual 3.32% Annual 09/16/26
(a)
09/16/31 ILS 33,000 (62,820) — (62,820)
1-day SHIRON Annual 3.33% Annual 09/16/26
(a)
09/16/31 ILS 22,000 (38,959) — (38,959)
1-day SHIRON Annual 3.41% Annual 09/16/26
(a)
09/16/31 ILS 45,460 (23,495) — (23,495)
1-day SHIRON Annual 3.72% Annual 09/16/26
(a)
09/16/31 ILS 70,000 277,771 — 277,771
3-mo. CD_KSDA Quarterly 3.91% Quarterly 09/16/26
(a)
09/16/31 KRW 146,862,000 (371,414) — (371,414)
3-mo. CD_KSDA Quarterly 3.94% Quarterly 09/16/26
(a)
09/16/31 KRW 60,787,000 (105,605) — (105,605)
3-mo. CD_KSDA Quarterly 3.94% Quarterly 09/16/26
(a)
09/16/31 KRW 28,323,000 (46,045) — (46,045)
3-mo. CD_KSDA Quarterly 3.94% Quarterly 09/16/26
(a)
09/16/31 KRW 40,696,024 (68,755) — (68,755)
3-mo. CD_KSDA Quarterly 3.96% Quarterly 09/16/26
(a)
09/16/31 KRW 219,062,000 (230,402) — (230,402)
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/31 KRW 40,696,024 (28,529) — (28,529)
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/31 KRW 29,189,000 (19,811) — (19,811)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. CD_KSDA Quarterly 3.99% Quarterly 09/16/26
(a)
09/16/31 KRW 46,956,951 $ 4,512 $ — $ 4,512
3-mo. CD_KSDA Quarterly 3.99% Quarterly 09/16/26
(a)
09/16/31 KRW 94,551,000 3,056 — 3,056
3-mo. CD_KSDA Quarterly 4.00% Quarterly 09/16/26
(a)
09/16/31 KRW 104,631,000 20,063 — 20,063
3-mo. CD_KSDA Quarterly 4.02% Quarterly 09/16/26
(a)
09/16/31 KRW 56,761,000 56,129 — 56,129
3-mo. CD_KSDA Quarterly 4.03% Quarterly 09/16/26
(a)
09/16/31 KRW 40,068,000 54,953 — 54,953
3-mo. CD_KSDA Quarterly 4.03% Quarterly 09/16/26
(a)
09/16/31 KRW 175,535,000 191,492 — 191,492
3-mo. CD_KSDA Quarterly 4.05% Quarterly 09/16/26
(a)
09/16/31 KRW 144,555,000 278,916 — 278,916
3-mo. CD_KSDA Quarterly 4.06% Quarterly 09/16/26
(a)
09/16/31 KRW 127,309,870 272,027 — 272,027
3-mo. CD_KSDA Quarterly 4.07% Quarterly 09/16/26
(a)
09/16/31 KRW 266,266,000 709,023 — 709,023
3-mo. CD_KSDA Quarterly 4.08% Quarterly 09/16/26
(a)
09/16/31 KRW 239,677,000 672,610 — 672,610
3-mo. CD_KSDA Quarterly 4.08% Quarterly 09/16/26
(a)
09/16/31 KRW 55,352,117 161,513 — 161,513
3-mo. CD_KSDA Quarterly 4.09% Quarterly 09/16/26
(a)
09/16/31 KRW 169,075,000 544,561 — 544,561
3-mo. CD_KSDA Quarterly 4.09% Quarterly 09/16/26
(a)
09/16/31 KRW 165,056,013 502,671 — 502,671
3-mo. CD_KSDA Quarterly 4.11% Quarterly 09/16/26
(a)
09/16/31 KRW 103,275,000 401,782 — 401,782
3-mo. CD_KSDA Quarterly 4.15% Quarterly 09/16/26
(a)
09/16/31 KRW 49,476,000 254,006 — 254,006
3-mo. CD_KSDA Quarterly 4.19% Quarterly 09/16/26
(a)
09/16/31 KRW 14,457,164 91,047 — 91,047
3-mo. CD_KSDA Quarterly 4.21% Quarterly 09/16/26
(a)
09/16/31 KRW 70,736,836 495,101 — 495,101
6-mo. WIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/31 PLN 43,000 — — —
1-day SONIA Annual 4.41% Annual 09/16/26
(a)
09/16/31 GBP 298,000 75,880 136,745 (60,865)
6-mo. WIBOR Semi-Annual 4.50% Annual 09/16/26
(a)
09/16/31 PLN 168,000 172,330 — 172,330
6-mo. WIBOR Semi-Annual 4.50% Annual 09/16/26
(a)
09/16/31 PLN 37,000 35,787 — 35,787
6-mo. WIBOR Semi-Annual 4.54% Annual 09/16/26
(a)
09/16/31 PLN 223,000 320,142 — 320,142
6-mo. WIBOR Semi-Annual 4.85% Annual 09/16/26
(a)
09/16/31 PLN 75,000 385,193 — 385,193
6-mo. WIBOR Semi-Annual 4.86% Annual 09/16/26
(a)
09/16/31 PLN 75,000 393,097 — 393,097
6.94% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 4,111,798 (910,152) — (910,152)
7.00% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 3,090,596 (767,703) — (767,703)
6.53% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 2,226,000 (106,144) — (106,144)
6.95% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 2,587,202 (581,567) — (581,567)
6.90% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 4,898,800 (1,001,540) — (1,001,540)
6.98% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 3,652,404 (878,246) — (878,246)
6.97% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 9,255,000 (2,179,732) — (2,179,732)
6.62% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 3,387,000 (286,854) — (286,854)
6.61% Semi-Annual 1-day MIBOR Semi-Annual 09/16/26
(a)
09/16/31 INR 3,387,000 (274,930) — (274,930)
4.12% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 96,000 156,120 11,082 145,038
4.08% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 121,000 407,591 (116,198) 523,789
4.13% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 50,000 54,509 62,422 (7,913)
2.08% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 18,000 (20,462) (20,462) —
2.01% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 9,588 19,911 — 19,911
2.04% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 131,412 122,190 — 122,190
2.06% Semi-Annual 1-day SORA Semi-Annual 09/16/26
(a)
09/16/31 SGD 57,000 17,151 — 17,151
2.04% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 727,782 (269,648) — (269,648)
1.79% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 2,333,000 (18,233) — (18,233)
1.89% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 2,893,000 (438,806) — (438,806)
1.77% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 1,133,000 17,166 — 17,166
2.08% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 357,000 (153,000) — (153,000)
1.83% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 570,346 (37,492) — (37,492)
1.83% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 570,346 (37,080) — (37,080)
2.05% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 674,496 (258,186) — (258,186)
1.81% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 672,809 (23,820) — (23,820)
1.89% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 993,600 (158,601) — (158,601)
1.82% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 1,419,000 (67,659) — (67,659)
1.72% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 2,990,376 282,438 — 282,438
1.90% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 662,400 (114,824) — (114,824)
1.72% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 4,286,625 409,821 — 409,821
1.99% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 463,080 (136,458) — (136,458)
1.87% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 991,230 (118,850) — (118,850)
2.04% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 1,343,000 (503,411) — (503,411)
2.03% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 444,920 (159,705) — (159,705)
1.77% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 2,105,000 30,372 — 30,372
1.86% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 417,000 (43,976) 9,084 (53,060)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.76% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 809,000 $ 31,538 $ — $ 31,538
1.93% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 3,156,492 (691,554) — (691,554)
1.85% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 960,000 (97,079) — (97,079)
1.86% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 463,000 (52,839) — (52,839)
1.78% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 771,000 2,215 — 2,215
7.75% Annual 1-day ZARONIA Annual 09/16/26
(a)
09/16/31 ZAR 3,664,350 628,953 — 628,953
7.74% Annual 1-day ZARONIA Annual 09/16/26
(a)
09/16/31 ZAR 594,000 — — —
7.70% Annual 1-day ZARONIA Annual 09/16/26
(a)
09/16/31 ZAR 3,664,350 1,071,193 — 1,071,193
3.51% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 27,000 17,723 — 17,723
2.80% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 97,000 55,383 1,639 53,744
2.80% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 304,000 166,980 3,659 163,321
2.82% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 96,000 43,637 (7,023) 50,660
2.83% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 464,000 196,732 10,127 186,605
2.98% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 1,075,000 (368,039) 32,153 (400,192)
3.04% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 319,000 (200,935) (1,116) (199,819)
2.83% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 232,000 94,203 4,964 89,239
2.86% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 109,000 4,149 4,149 —
2.94% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 1,514,000 (227,536) 133,622 (361,158)
3.09% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 229,000 (193,472) 12,090 (205,562)
2.88% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 281,000 39,137 70,005 (30,868)
2.85% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 201,000 65,627 (1,605) 67,232
4.83% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 148,930 56,328 — 56,328
4.85% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 24,871 (8,757) — (8,757)
4.86% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 45,100 (26,390) — (26,390)
4.84% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 148,930 (17,723) — (17,723)
4.85% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 36,900 (11,272) — (11,272)
4.84% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 144,909 9,775 — 9,775
4.84% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 89,358 8,805 — 8,805
4.78% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 141,620 271,416 — 271,416
4.76% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 109,080 256,510 — 256,510
4.79% Semi-Annual 6-mo. BBR Semi-Annual 09/16/26
(a)
09/16/31 AUD 56,000 — — —
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 65,000 758,865 17,320 741,545
2.99% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 156,000 888,238 99,655 788,583
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 199,000 883,443 — 883,443
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 107,000 450,154 14,559 435,595
3.01% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 86,000 401,727 5,487 396,240
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 63,000 484,424 58,884 425,540
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 158,000 1,867,205 151,764 1,715,441
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 55,000 226,992 1,659 225,333
2.82% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 51,000 747,393 — 747,393
2.93% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 172,000 1,561,985 1,012,697 549,288
2.91% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 25,000 256,144 (118,485) 374,629
2.87% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 96,000 1,181,760 (338,666) 1,520,426
2.81% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 125,000 1,909,255 71,268 1,837,987
3.07% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 55,000 102,979 — 102,979
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 41,000 401,413 (6,817) 408,230
3.05% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 47,000 131,037 14,664 116,373
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 74,000 1,206,499 11,231 1,195,268
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 188,000 1,796,843 252,891 1,543,952
3.08% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 203,000 179,160 66,672 112,488
2.98% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 21,000 134,909 — 134,909
2.84% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 63,000 858,893 138,509 720,384
2.91% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 176,000 1,784,622 (7,237) 1,791,859
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 84,000 977,130 (355) 977,485
2.82% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 25,000 377,881 22,757 355,124
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 42,000 168,693 (9,444) 178,137
2.90% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 131,000 1,396,970 29,786 1,367,184
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 43,000 415,077 5,156 409,921
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 29,000 210,095 — 210,095
3.03% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 22,000 85,790 (13,349) 99,139

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.83% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 66,000 $ 941,713 $ (3,609) $ 945,322
2.93% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 58,000 519,962 — 519,962
2.97% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 48,000 321,576 (133,258) 454,834
2.81% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 494,000 7,492,557 (41,383) 7,533,940
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 18,000 297,608 9,866 287,742
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 169,000 744,804 (1,265) 746,069
2.86% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 104,000 1,324,277 (46,520) 1,370,797
4.22% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 1,115,000 730,273 — 730,273
4.21% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 249,000 170,553 — 170,553
4.37% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 216,000 75,050 — 75,050
4.36% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 169,000 61,435 — 61,435
4.19% Annual 6-mo. PRIBOR Semi-Annual 09/16/26
(a)
09/16/31 CZK 531,000 386,468 — 386,468
1-day TONAR Annual 3.26% Annual 09/16/26
(a)
09/20/56 JPY 470,318 (184,167) — (184,167)
1-day TONAR Annual 3.29% Annual 09/16/26
(a)
09/20/56 JPY 4,117,500 (1,457,153) — (1,457,153)
1-day TONAR Annual 3.31% Annual 09/16/26
(a)
09/20/56 JPY 663,979 (220,045) — (220,045)
1-day TONAR Annual 3.31% Annual 09/16/26
(a)
09/20/56 JPY 2,346,891 (758,440) — (758,440)
1-day TONAR Annual 3.32% Annual 09/16/26
(a)
09/20/56 JPY 636,313 (200,365) — (200,365)
1-day TONAR Annual 3.38% Annual 09/16/26
(a)
09/20/56 JPY 14,620,005 (3,568,606) — (3,568,606)
$ 50,716,992 $ 2,097,130 $ 48,619,862
(a)
Forward swap.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2026 ................ BRL 138,279,755 Merrill Lynch International & Co. 08/12/26 BRL 138,280 $ 569,976 $ — $ 569,976
BOVESPA Index Futures August
2026 ................ BRL 25,616,065 Merrill Lynch International & Co. 08/12/26 BRL 25,616 163,892 — 163,892
Taiwan Capitalization Weighted
Stock Index Futures August
2026 ................ TWD 1,873,242,992 Citibank NA 08/19/26 TWD 1,873,243 — — —
KOSPI 200 Index Futures
September 2026 ........ KRW 148,552,151,850 Merrill Lynch International & Co. 09/10/26 KRW 148,552,152 (19,073,518) — (19,073,518)
KOSPI 200 Index Futures
September 2026 ........ KRW 5,066,995,000 Merrill Lynch International & Co. 09/10/26 KRW 5,066,995 — — —
Mexican Bolsa Index Futures
September 2026 ........ MXN 164,889,648 Merrill Lynch International & Co. 09/18/26 MXN 164,890 (128,020) — (128,020)
Mexican Bolsa Index Futures
September 2026 ........ MXN 338,229,672 Merrill Lynch International & Co. 09/18/26 MXN 338,230 (278,211) — (278,211)
Mexican Bolsa Index Futures
September 2026 ........ MXN 683,868,975 Merrill Lynch International & Co. 09/18/26 MXN 683,869 (1,449,983) — (1,449,983)
Mexican Bolsa Index Futures
September 2026 ........ MXN 475,863,127 Merrill Lynch International & Co. 09/18/26 MXN 475,863 (229,725) — (229,725)
Swiss Market Index Futures
September 2026 ........ CHF (21,785,168) HSBC Bank plc 09/18/26 CHF 21,785 (418,668) — (418,668)
Swiss Market Index Futures
September 2026 ........ CHF (19,809,093) HSBC Bank plc 09/18/26 CHF 19,809 (375,172) — (375,172)
Swiss Market Index Futures
September 2026 ........ CHF (13,349,467) HSBC Bank plc 09/18/26 CHF 13,349 (191,197) — (191,197)
Swiss Market Index Futures
September 2026 ........ CHF (202,564,013) HSBC Bank plc 09/18/26 CHF 202,564 (10,657,663) — (10,657,663)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Swiss Market Index Futures
September 2026 ........ CHF (25,092,069) HSBC Bank plc 09/18/26 CHF 25,092 $ 117,792 $ — $ 117,792
$ (31,950,497) $ — $ (31,950,497)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.50% At Termination
MSCI Chile Net
Return Index
At
Termination HSBC Bank plc 08/28/26 USD 1,255 $ 35,079 $ — $ 35,079
1-day SOFR plus 0.55% At Termination
MSCI Chile Net
Return Index
At
Termination HSBC Bank plc 08/28/26 USD 12,785 66,386 — 66,386
1-day SOFR plus 0.55% At Termination
MSCI Chile Net
Return Index
At
Termination HSBC Bank plc 08/28/26 USD 14,131 (4,123) — (4,123)
1-day SOFR plus 0.60% At Termination
MSCI Chile Net
Return Index
At
Termination
Merrill Lynch International
& Co. 08/28/26 USD 5,975 (320,611) — (320,611)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.51% Quarterly
Merrill Lynch International
& Co. 08/31/26 USD 1,656,846 32,481,328 — 32,481,328
$ 32,258,059 $ — $ 32,258,059
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .41
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .37
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .05 )
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 3 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .62
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day SORA ......................................... Singapore Overnight Rate Average 0 .83
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .55
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .98
1-day ZARONIA ....................................... South African Rand Overnight Index Average 6 .86
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .46
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .95
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .93
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .04
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .83
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .71
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .95
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .74

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 82,704,140 29,341,903 — 112,046,043
Air Freight & Logistics .................................... 33,318,144 11,277,327 — 44,595,471
Automobile Components .................................. — 8,481,561 — 8,481,561
Automobiles .......................................... 31,615,661 7,690,363 — 39,306,024
Banks ............................................... 155,411,820 176,074,555 — 331,486,375
Beverages ........................................... 15,442,078 3,469,868 — 18,911,946
Biotechnology ......................................... 46,740,337 2,387,317 — 49,127,654
Broadline Retail ........................................ 161,575,656 8,592,348 — 170,168,004
Building Products ....................................... 12,807,715 948,398 — 13,756,113
Capital Markets ........................................ 98,309,934 42,656,224 — 140,966,158
Chemicals ............................................ 30,935,075 5,954,932 — 36,890,007
Commercial Services & Supplies ............................. 37,557,956 2,984,361 — 40,542,317
Communications Equipment ................................ 53,294,484 4,016,501 — 57,310,985
Construction & Engineering ................................ 12,997,785 8,365,116 — 21,362,901
Construction Materials .................................... — 3,559,022 — 3,559,022
Consumer Finance ...................................... 27,036,565 — — 27,036,565
Consumer Staples Distribution & Retail ........................ 47,076,325 4,195,465 — 51,271,790
Containers & Packaging .................................. 358,767 — — 358,767
Diversified REITs ....................................... — 153,923 — 153,923
Diversified Telecommunication Services ........................ 21,995,111 16,490,243 — 38,485,354
Electric Utilities ........................................ 43,675,950 20,001,629 — 63,677,579
Electrical Equipment ..................................... 48,255,366 47,574,791 — 95,830,157
Electronic Equipment, Instruments & Components ................. 39,261,188 11,230,040 — 50,491,228
Energy Equipment & Services .............................. 17,499,984 1,776,761 — 19,276,745
Entertainment ......................................... 49,786,677 2,757,186 — 52,543,863
Financial Services ...................................... 88,255,758 7,655,011 — 95,910,769
Food Products ......................................... 9,650,844 19,709,701 — 29,360,545
Gas Utilities ........................................... 447,879 322,408 — 770,287
Ground Transportation ................................... 30,381,731 — — 30,381,731
Health Care Equipment & Supplies ........................... 14,408,611 1,243,656 — 15,652,267
Health Care Providers & Services ............................ 62,185,668 — — 62,185,668
Health Care REITs ...................................... 2,066,465 — — 2,066,465
Hotels, Restaurants & Leisure .............................. 17,259,054 5,526,947 — 22,786,001
Household Durables ..................................... 2,946,056 19,738,434 — 22,684,490
Household Products ..................................... 23,396,411 2,216,052 — 25,612,463
Independent Power and Renewable Electricity Producers ............ 7,359,692 12,006,152 — 19,365,844
Industrial Conglomerates .................................. 61,291,107 24,604,900 — 85,896,007

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Industrial REITs ........................................ $ 5,821,854 $ 337,762 $ — $ 6,159,616
Insurance ............................................ 15,305,602 81,298,927 — 96,604,529
Interactive Media & Services ............................... 239,957,058 843,334 — 240,800,392
IT Services ........................................... 24,066,697 10,871,963 — 34,938,660
Life Sciences Tools & Services .............................. 17,308,446 2,679,271 — 19,987,717
Machinery ............................................ 54,248,100 22,223,514 — 76,471,614
Marine Transportation .................................... 4,149,502 3,872,608 — 8,022,110
Media ............................................... 11,151,482 1,111,561 — 12,263,043
Metals & Mining ........................................ 432,523 16,333,476 — 16,765,999
Multi-Utilities .......................................... 12,453,021 14,343,361 — 26,796,382
Office REITs .......................................... — 143,551 — 143,551
Oil, Gas & Consumable Fuels ............................... 113,221,707 46,504,311 — 159,726,018
Passenger Airlines ...................................... 809,635 1,590,899 — 2,400,534
Personal Care Products .................................. 2,663,289 11,270,692 — 13,933,981
Pharmaceuticals ....................................... 92,694,438 62,166,718 — 154,861,156
Professional Services .................................... 33,334,866 31,659,074 — 64,993,940
Real Estate Management & Development ....................... 3,807,607 6,305,877 — 10,113,484
Residential REITs ....................................... 2,909,896 — — 2,909,896
Retail REITs .......................................... 3,303,771 — — 3,303,771
Semiconductors & Semiconductor Equipment .................... 558,604,451 64,347,420 — 622,951,871
Software ............................................. 228,841,080 11,891,946 — 240,733,026
Specialized REITs ...................................... 11,235,632 — — 11,235,632
Specialty Retail ........................................ 93,788,843 3,860,537 — 97,649,380
Technology Hardware, Storage & Peripherals .................... 253,887,290 4,670,067 — 258,557,357
Textiles, Apparel & Luxury Goods ............................ — 5,993,604 — 5,993,604
Tobacco ............................................. 13,885,522 18,541,692 — 32,427,214
Trading Companies & Distributors ............................ 10,687,055 17,590,988 — 28,278,043
Transportation Infrastructure ............................... — 943,449 — 943,449
Water Utilities ......................................... 348,249 930,167 — 1,278,416
Wireless Telecommunication Services ......................... 3,621,816 17,094,283 — 20,716,099
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 2,769,384 — 2,769,384
Rights ................................................ — — 10,286 10,286
Short-Term Securities
Money Market Funds ...................................... 137,506,330 — — 137,506,330
U.S. Treasury Obligations ................................... — 613,331,374 — 613,331,374
$ 3,337,351,756 $ 1,588,524,905 $ 10,286 $ 4,925,886,947
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 13,194,804 $ — $ 13,194,804
Equity contracts ........................................... 24,232,339 53,063,505 — 77,295,844
Foreign currency exchange contracts ............................ — 11,525,247 — 11,525,247
Interest rate contracts ....................................... 42,507,250 75,294,432 — 117,801,682
Liabilities
Equity contracts ........................................... (17,182,369) (68,818,094) — (86,000,463)
Foreign currency exchange contracts ............................ — (15,579,214) — (15,579,214)
Interest rate contracts ....................................... (49,421,062) (26,674,570) — (76,095,632)
$ 136,158 $ 42,006,110 $ — $ 42,142,268
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Tactical Opportunities Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate